Finance income and expense (Details) - GBP (£) £ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income
Interest received on bank deposits	£ 6			£ 1	£ 8
Gain on equity settled derivative financial liability	398		936		484
Total finance income	404		936	1	492
Finance expense
Interest expense on lease liabilities	24	13	36	20	30
Other loans		9	8	14	67
Loss on equity settled derivative financial liability		134		397
Total finance expense	£ 24	£ 156	£ 44	£ 431	£ 97